PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks
Aerospace & Defense — 2.9%
Airbus SE (France)*	145,925	$19,282,098
Raytheon Technologies Corp.	305,226	26,237,227
		45,519,325
Air Freight & Logistics — 0.7%
FedEx Corp.	46,602	10,219,353
Airlines — 1.2%
Delta Air Lines, Inc.*	436,268	18,589,380
Automobiles — 1.9%
General Motors Co.*	564,995	29,780,887
Banks — 12.5%
Bank of America Corp.	963,724	40,910,084
Citigroup, Inc.	381,802	26,794,864
JPMorgan Chase & Co.	347,550	56,890,460
PNC Financial Services Group, Inc. (The)	176,625	34,554,915
Truist Financial Corp.	589,559	34,577,635
		193,727,958
Beverages — 1.4%
PepsiCo, Inc.	144,146	21,681,000
Biotechnology — 1.2%
AbbVie, Inc.	171,426	18,491,723
Building Products — 1.9%
Johnson Controls International PLC	439,813	29,942,469
Capital Markets — 4.2%
Blackstone, Inc.	186,701	21,720,794
Goldman Sachs Group, Inc. (The)	113,164	42,779,387
		64,500,181
Chemicals — 3.4%
Dow, Inc.	354,184	20,386,831
Linde PLC (United Kingdom)	110,385	32,384,751
		52,771,582
Communications Equipment — 1.4%
Cisco Systems, Inc.	386,014	21,010,742
Consumer Finance — 3.2%
Capital One Financial Corp.	198,647	32,174,854
SLM Corp.	983,676	17,312,698
		49,487,552
Containers & Packaging — 1.4%
Crown Holdings, Inc.	219,068	22,077,673
Electrical Equipment — 1.0%
Emerson Electric Co.	162,797	15,335,477
Entertainment — 1.7%
Walt Disney Co. (The)*	155,983	26,387,644
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	60,257	11,513,305
American Campus Communities, Inc.	313,051	15,167,321
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.	49,216	$13,062,419
		39,743,045
Food & Staples Retailing — 1.9%
Walmart, Inc.	214,811	29,940,357
Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	388,287	22,590,538
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	252,554	29,834,204
Zimmer Biomet Holdings, Inc.	152,280	22,287,701
		52,121,905
Health Care Providers & Services — 2.4%
Cigna Corp.	75,593	15,130,695
Laboratory Corp. of America Holdings*	77,303	21,756,156
		36,886,851
Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	78,171	18,847,810
Royal Caribbean Cruises Ltd.*(a)	185,263	16,479,144
		35,326,954
Household Durables — 0.9%
D.R. Horton, Inc.	162,742	13,665,446
Household Products — 1.0%
Procter & Gamble Co. (The)	109,253	15,273,569
Industrial Conglomerates — 1.1%
General Electric Co.	170,875	17,605,251
Insurance — 5.7%
Chubb Ltd.	193,696	33,602,382
Marsh & McLennan Cos., Inc.	106,494	16,126,387
MetLife, Inc.	394,226	24,335,571
RenaissanceRe Holdings Ltd. (Bermuda)	103,623	14,445,046
		88,509,386
Interactive Media & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	16,130	43,123,878
Machinery — 3.6%
Deere & Co.	52,296	17,522,821
Fortive Corp.	215,601	15,214,962
Otis Worldwide Corp.	272,464	22,418,338
		55,156,121
Media — 0.8%
Comcast Corp. (Class A Stock)	215,059	12,028,250
Multi-Utilities — 3.2%
Ameren Corp.	224,633	18,195,273
Dominion Energy, Inc.	435,532	31,802,547
		49,997,820
Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	364,930	37,022,148
ConocoPhillips	573,310	38,853,219
A1

PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The)	762,717	$19,784,879
		95,660,246
Pharmaceuticals — 5.1%
AstraZeneca PLC (United Kingdom), ADR	404,912	24,319,015
Bristol-Myers Squibb Co.	333,708	19,745,502
Eli Lilly & Co.	149,745	34,598,582
		78,663,099
Road & Rail — 1.4%
Union Pacific Corp.	107,606	21,091,852
Semiconductors & Semiconductor Equipment — 5.8%
Broadcom, Inc.	64,932	31,487,475
Lam Research Corp.	24,971	14,212,245
QUALCOMM, Inc.	134,285	17,320,079
Texas Instruments, Inc.	136,593	26,254,540
		89,274,339
Software — 1.9%
Microsoft Corp.	101,789	28,696,355
Specialty Retail — 2.6%
Lowe’s Cos., Inc.	101,860	20,663,319
Ross Stores, Inc.	181,095	19,712,191
		40,375,510
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	165,872	23,470,888
Trading Companies & Distributors — 1.2%
United Rentals, Inc.*	52,365	18,376,449

Total Long-Term Investments (cost $902,009,413)		1,527,101,055
Short-Term Investments — 2.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	19,282,805	19,282,805
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $15,840,739; includes $15,840,269 of cash collateral for securities on loan)(b)(wa)	15,858,601	$15,849,086

Total Short-Term Investments (cost $35,123,544)		35,131,891

TOTAL INVESTMENTS—101.2% (cost $937,132,957)		1,562,232,946

Liabilities in excess of other assets — (1.2)%		(18,463,074)

Net Assets — 100.0%		$1,543,769,872

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,068,130; cash collateral of $15,840,269 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2